USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Aluminum Futures LA, October contracts	259	$16,810,430	Oct-25	$560,700	0.2%
LME Tin Futures LT, October contracts	125	21,662,098	Oct-25	514,777	0.2%
LME Zinc Futures LX, October contracts	240	16,821,450	Oct-25	1,144,590	0.5%
LME Aluminum Futures LA, November contracts	271	18,080,342	Nov-25	84,585	0.0	%(b)
LME Tin Futures LT, November contracts	104	18,212,219	Nov-25	254,541	0.1%
LME Zinc Futures LX, November contracts	277	20,237,226	Nov-25	373,721	0.2%
ICE Brent Crude Futures CO, January contracts	264	17,749,610	Nov-25	(425,930)	(0.2)%
ICE Low Sulphur Gasoil Futures QS, December contracts	262	17,073,450	Dec-25	572,250	0.2%
	1,802	146,646,825		3,079,234	1.2%
United States Contracts(a)
CME Cattle Feeder Futures FC, November contracts	100	17,748,887	Nov-25	218,613	0.1%
NYMEX WTI Crude Oil Futures CL, December contracts	278	17,686,160	Nov-25	(461,280)	(0.2)%
NYMEX NY Harbour ULSD Futures HO, December contracts	182	17,925,394	Nov-25	(341,901)	(0.1)%
NYMEX RBOB Gasoline Futures RB, December contracts	222	17,775,715	Nov-25	(296,012)	(0.1)%
CME Lean Hogs Futures LH, December contracts	505	18,115,250	Dec-25	(192,800)	(0.1)%
CBOT Soybean Oil Futures SO, December contracts	599	17,937,786	Dec-25	(151,080)	(0.1)%
ICE Cocoa Futures CC, December contracts	254	17,514,630	Dec-25	(372,170)	(0.1)%
ICE Coffee Futures KC, December contracts	130	14,838,469	Dec-25	3,435,469	1.4%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts(a) (continued)
COMEX Silver Futures SI, December contracts	81	$18,775,880	Dec-25	$113,320	0.0	%(b)
	2,351	158,318,171		1,952,159	0.8%
Open Commodity Futures Contracts - Short
Foreign Contracts(a), (c)
LME Aluminum Futures LA, October contracts	259	(17,294,840)	Oct-25	(76,290)	(0.0	)%(d)
LME Tin Futures LT, October contracts	125	(21,814,019)	Oct-25	(362,856)	(0.1)%
LME Zinc Futures LX, October contracts	240	(17,750,034)	Oct-25	(216,006)	(0.1)%
LME Zinc Futures LX, November contracts	34	(2,369,613)	Nov-25	(160,251)	(0.1)%
	658	(59,228,506)		(815,403)	(0.3)%
Total Open Commodity Futures Contracts(e)	4,811	$245,736,490		$4,215,990	1.7%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(d)	Position represents greater than (0.05)%.
(e)	Collateral amounted to $25,729,702 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	46.3%
United Kingdom	53.7
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	1.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.